LEGAL MATTERS	12 Months Ended
Dec. 31, 2012
LEGAL MATTERS [Abstract]
LEGAL MATTERS

NOTE 11 - LEGAL MATTERS

In March  2012,  a note  holder of South  Uintah Gas  Properties,  Inc.  ("South

Uintah"),  Bridge  Industries,  LLC  ("Bridge")  filed a  complaint  against the

Company  in the  Circuit  Court of the  Eighteenth  Judicial  Circuit,  Seminole

County,  Florida,  alleging in general  breach of contract and seeking return of all monies lent to South  Uintah of $400,000,  the value of 1,000,000  shares of the Company's common stock and other equity  appreciation,  and compensation for services  and costs.  The Company had return  $200,000 of the  $400,000  lent in

2011, leaving a balance of $200,000 as of December 31, 2011.

In June 2011,  Bridge entered into a  subscription  agreement with South Uintah,

the now  wholly-owned  subsidiary of Hinto Energy,  Inc.  ("the  Company").  The

Subscription  Agreement  provided  for the  purchase  of a  Secured  Convertible

Promissory  Note in the amount of $500,000,  1,000,000  shares of South Uintah's restricted  common stock and warrants  exercisable for 2,000,000 shares of South

Uintah's common stock.

On December 18, 2012,  the Company  entered  into a  Settlement  Agreement  with

Bridge that provided for the dismissal of the lawsuit and terms of final payment of the outstanding amounts owed to Bridge. Pursuant to the Settlement Agreement,

the Company has agreed to the following:

1.   A $100,000 cash payment to Bridge in two traunches of $50,000 to be paid on or before March 31, 2013 and June 30, 2013.

2.   The issuance of 1,400,000 shares of the Company's  common stock,  which are to be registered in a Registration Statement on Form S-1.

3.   The issuance of warrants  exercisable  for a total of 800,000 shares of the

     Company's  common stock.  The warrants have a term of 5 years from December

     18, 2012 and have a callable provision.

As a result of the settlement,  the Company has recognized a one-time litigation settlement  expense  of  $704,247  in  connection  with  the  settlement  of the litigation.  The  1,400,000  shares of common  stock  were  assigned  a value of

$700,000 and the warrants were determined to have a value of $134,800,  see Note

10. Of the $704,247 of settlement expense, $634,800 was the result of the change in value of the Company's stock from the date of the original Bridge  Industries investment  of June 2011 and  December  18,  2012.  The Company  issued the same number of common  shares and  warrants as would have been issued if the original

Bridge  Industries  investment  had gone forward on a pro-rata basis of $200,000 versus  $500,000,  plus an additional  $100,000 cash payment from the Company to

Bridge  Industries,  less  accrued  interest  owed on  funds  loaned  by  Bridge

Industries of $30,447.